Reporting entity	12 Months Ended
Dec. 31, 2022
Reporting entity
Reporting entity

1.   Reporting entity

GDEV Inc. (formerly, Nexters Inc.) (the “Company”) is a company incorporated under the laws of the British Virgin Islands on January 27, 2021, which was formed for the sole purpose of effectuating a merger with Kismet Acquisition One Corp (“Kismet” a Special Purpose Acquisition Company (“SPAC”)).

On August 26, 2021, the Company successfully consummated the merger with Kismet, which was announced on February 1, 2021 (the “Transaction”). The Company treated the merger with Kismet as a transaction equivalent to the issue of shares of the Company in exchange for the net monetary assets of Kismet and its listing status. The merger did not constitute a business combination as defined under IFRS 3 Business Combinations, as Kismet, whom we determined to be the accounting acquiree in the Transaction, was a non-operating entity that does not meet the definition of a business under IFRS 3, given that it consisted predominantly of cash in the Trust Account (see Note 30 for more details). On the same date the Company acquired Nexters Global, the Company that generates most of the the Company’s revenues, for a combination of cash and GDEV Inc. ordinary shares.

Prior to the Transaction, the Company had no material assets and did not conduct any material activities other than those incidental to its formation and the matters contemplated by the Business Combination Agreement, such as the making of certain required securities law filings.

The mailing and registered address of GDEV Inc.’s principal executive office is 55, Griva Digeni, 3101, Limassol, Cyprus.

GDEV Inc. is the direct parent of Nexters Global Ltd, which was incorporated in Cyprus on November 2, 2009 as a private limited liability company under the Cyprus Companies Law, Cap. 113. Nexters Global Ltd’s registered office is at Faneromenis 107, 6031, Larnaca, Cyprus. Nexters Global Ltd generates the majority of the Company’s revenues.

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at and for the years ended December 31, 2022 and 2021.

The principal activities of the Company and its subsidiaries (the “Group”) are the development and publishing of online games for mobile, web and social platforms. The Group also derives revenue from advertising services. Information about the Company’s main subsidiaries is disclosed in Note 25.

The Company’s ordinary shares and warrants are listed on Nasdaq under the symbols GDEV and GDEVW, respectively.

The Group has no ultimate controlling party.